Summary of Significant Accounting Policies (Details) - Schedule of common stock subject to redemption reflected in the condensed consolidated balance sheets - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Common Stock Subject To Redemption Reflected In The Condensed Consolidated Balance Sheets Abstract
Gross proceeds	$ 230,000,000	$ 230,000,000
Less:
Proceeds allocated to public warrants		(9,813,330)
Common stock issuance costs		(12,616,120)
Plus:
Accretion of carrying value to redemption value	967,515	22,429,450
Common stock subject to possible redemption	$ 230,967,515	$ 230,000,000